Summary of Significant Accounting Policies (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Sales revenue	€ 16,116	€ 13,904
Revenue, percentage	16.00%
One-time payment received	€ 6,000
Revenue from product sales	€ 9,676	€ 13,742
Revenues from product sales, decreased percentage	30.00%
Parent [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Bioscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Development GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Neuroscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%